Fair Value Measurements (Reconciliation of Level 3 Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in the estimated fair value of the contingent purchase price consideration	$ 170	$ (926)	$ (2,370)
Unobservable Inputs (Level 3) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance Liabilities	6,821	7,142
MIlestone Payment		(1,247)
Change in the estimated fair value of the contingent purchase price consideration	170	(926)
Ending Balance Liabilities	$ 6,651	$ 6,821	$ 7,142